Liability for Losses under Representations and Warranties - Summary of Company's Liability for Losses under Representations and Warranties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Banking [Abstract]
Balance, beginning of period	$ 20,171	$ 14,242	$ 10,110
Provision for losses
Pursuant to mortgage loan sales	3,254	5,771	4,255
Reduction in liability due to change in estimate	(7,564)	0	0
Losses incurred	(511)	(176)	(123)
Recoveries	0	334
Balance, end of period	15,350	20,171	14,242
UPB of mortgage loans subject to representations and warranties at period end	$ 56,114,162	$ 41,842,601	$ 34,673,414